Memorandum accounts (Tables)	12 Months Ended
Dec. 31, 2019
Memorandum accounts
Schedule of contingent commitments

Contingent commitments	12/31/2018	12/31/2019

Available lines of credit cards and non-revolving consumer loans	144,006	136,405
Guarantees, documentary credits and loan commitments of commercial and public sector loans	94,014	79,950
Guarantees, documentary credits and loan commitments of commercial loans (SMEs)	253	219
Total	238,273	216,574

Schedule of commitments by stages

As of December 31, 2019, the breakdown of the carrying amount of the contingent commitments by stages is as follows:

	Carrying amount
	Stage 1	Stage 2	Stage 3	Total

Available lines of credit cards and non-revolving consumer loans	135,974	312	119	136,405
Guarantees, documentary credits and loan commitments of commercial and public sector loans	79,572	378	—	79,950
Guarantees, documentary credits and loan commitments of commercial loans (SMEs)	219	—	—	219

Total	215,765	690	119	216,574

Schedule of of financial instruments received as collateral

Financial instruments received as collateral	12/31/2018	12/31/2019

Debt instruments received in OTC financial derivatives transactions	4,044	5,736
Debt instruments received in reverse repurchase agreement transactions	107,560	76,592
Equity instruments received in securities loan transactions	333	14
Total	111,937	82,342